SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

May 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Money Market Funds, Inc. (the “Fund”)

Registration File No. 2-85370

Post-Effective Amendment No. 37

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby represent that the form of Prospectus and Statement of Additional that would have been filed under Rule 497(c) would not have differed from that contained in the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A, which was filed and went effective on April 30, 2009 pursuant to rule 485(b) under the 1933 Act.

Very truly yours,

/s/ John McLean
John McLean Vice President and Senior Counsel